22. Borrowings (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfChangesInLoansAndFinancingLineItems [Line Items]
Loans and financing, beginning	R$ 3,759,505	R$ 4,046,293
Effect of acquisition of control of Costa Oeste and Marumbi	66,775
Funding	1,314,766	800,044
Charges	294,403	398,949
Monetary and exchange variations	27,097	17,439
Amortization - principal	(1,126,144)	(971,187)
Payment - charges	(289,095)	(532,033)
Loans and financing, ending	4,047,307	3,759,505
Foreign currency
DisclosureOfChangesInLoansAndFinancingLineItems [Line Items]
Loans and financing, beginning	89,270	90,505
Effect of acquisition of control of Costa Oeste and Marumbi	0
Funding	0	0
Charges	5,038	3,868
Monetary and exchange variations	15,161	(1,184)
Amortization - principal	0	0
Payment - charges	(4,718)	(3,919)
Loans and financing, ending	104,751	89,270
Local currency
DisclosureOfChangesInLoansAndFinancingLineItems [Line Items]
Loans and financing, beginning	3,670,235	3,955,788
Effect of acquisition of control of Costa Oeste and Marumbi	66,775
Funding	1,314,766	800,044
Charges	289,365	395,081
Monetary and exchange variations	11,936	18,623
Amortization - principal	(1,126,144)	(971,187)
Payment - charges	(284,377)	(528,114)
Loans and financing, ending	R$ 3,942,556	R$ 3,670,235